Employee Benefit Plans - ESPP Valuation Assumption (Details) - ESPP	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 months 1 day
Expected volatility	147.42%
Weighted Average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.06%